Portfolio of investments—October 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.38%
Communication services: 9.84%
Entertainment: 2.20%
Netflix, Inc.†	15,392	$11,636,814
Interactive media & services: 5.78%
Alphabet, Inc. Class C	119,301	20,602,090
Pinterest, Inc. Class A†	312,745	9,942,163
		30,544,253
Media: 1.86%
Fox Corp. Class A	234,892	9,865,464
Consumer discretionary: 9.91%
Broadline retail: 2.49%
Amazon.com, Inc.†	70,494	13,140,082
Hotels, restaurants & leisure: 2.33%
Royal Caribbean Cruises Ltd.	59,824	12,344,682
Household durables: 3.36%
Lennar Corp. Class A	49,913	8,500,184
PulteGroup, Inc.	71,726	9,290,669
		17,790,853
Specialty retail: 1.73%
Ross Stores, Inc.	65,266	9,118,965
Consumer staples: 4.07%
Consumer staples distribution & retail : 2.21%
Costco Wholesale Corp.	13,363	11,681,667
Household products: 1.86%
Colgate-Palmolive Co.	104,955	9,835,333
Energy: 4.51%
Oil, gas & consumable fuels: 4.51%
ConocoPhillips	63,665	6,973,864
Diamondback Energy, Inc.	50,647	8,952,870
EOG Resources, Inc.	64,895	7,914,595
		23,841,329
Financials: 11.31%
Banks: 6.01%
Citigroup, Inc.	102,481	6,576,206
Citizens Financial Group, Inc.	144,582	6,089,794
First Citizens BancShares, Inc. Class A	4,384	8,493,342
JPMorgan Chase & Co.	47,918	10,633,962
		31,793,304
See accompanying notes to portfolio of investments
Allspring Large Cap Core Fund | 1

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Capital markets: 5.30%
Goldman Sachs Group, Inc.	19,921	$10,314,895
Interactive Brokers Group, Inc. Class A	71,847	10,962,415
Virtu Financial, Inc. Class A	218,927	6,777,980
		28,055,290
Health care: 12.67%
Biotechnology: 7.47%
AbbVie, Inc.	41,281	8,415,958
Exelixis, Inc.†	407,662	13,534,379
Regeneron Pharmaceuticals, Inc.†	9,241	7,745,806
United Therapeutics Corp.†	26,289	9,831,297
		39,527,440
Health care equipment & supplies: 2.11%
Intuitive Surgical, Inc.†	22,173	11,171,644
Health care providers & services: 3.09%
Cencora, Inc.	39,017	8,898,997
UnitedHealth Group, Inc.	13,144	7,419,788
		16,318,785
Industrials: 10.38%
Building products: 1.91%
Owens Corning	57,057	10,087,107
Construction & engineering: 2.01%
EMCOR Group, Inc.	23,867	10,646,353
Electrical equipment: 1.57%
nVent Electric PLC	111,158	8,289,052
Passenger airlines: 2.56%
United Airlines Holdings, Inc.†	172,878	13,529,432
Professional services: 2.33%
Leidos Holdings, Inc.	67,426	12,349,746
Information technology: 31.02%
Communications equipment: 1.92%
Arista Networks, Inc.†	26,279	10,155,257
Electronic equipment, instruments & components: 1.95%
TD SYNNEX Corp.	89,298	10,300,524
IT services: 4.14%
Okta, Inc.†	137,194	9,862,877
Twilio, Inc. Class A†	149,051	12,020,963
		21,883,840
Semiconductors & semiconductor equipment: 7.90%
Applied Materials, Inc.	53,397	9,695,827
See accompanying notes to portfolio of investments
2 | Allspring Large Cap Core Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
Broadcom, Inc.	87,372	$14,833,145
KLA Corp.	12,658	8,433,139
QUALCOMM, Inc.	54,055	8,798,533
		41,760,644
Software: 8.17%
Adobe, Inc.†	12,322	5,890,902
Datadog, Inc. Class A†	76,162	9,553,761
Microsoft Corp.	68,389	27,789,870
		43,234,533
Technology hardware, storage & peripherals: 6.94%
Apple, Inc.	112,731	25,467,060
Dell Technologies, Inc. Class C	91,051	11,256,635
		36,723,695
Materials: 2.31%
Chemicals: 1.06%
CF Industries Holdings, Inc.	68,331	5,618,858
Metals & mining: 1.25%
Nucor Corp.	46,414	6,583,362
Real estate: 3.36%
Retail REITs : 2.15%
Simon Property Group, Inc.	67,362	11,392,262
Specialized REITs : 1.21%
Weyerhaeuser Co.	204,756	6,380,197
Total common stocks (Cost $332,031,130)		525,600,767

		Yield
Short-term investments: 0.59%
Investment companies: 0.59%
Allspring Government Money Market Fund Select Class♠∞		4.78%	3,099,037	3,099,037
Total short-term investments (Cost $3,099,037)				3,099,037
Total investments in securities (Cost $335,130,167)	99.97%			528,699,804
Other assets and liabilities, net	0.03			164,817
Total net assets	100.00%			$528,864,621

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Large Cap Core Fund | 3

Portfolio of investments—October 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,562,931	$8,895,690	$(13,359,584)	$0	$0	$3,099,037	3,099,037	$75,993
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	4	12-20-2024	$1,139,858	$1,147,700	$7,842	$0
See accompanying notes to portfolio of investments
4 | Allspring Large Cap Core Fund

Notes to portfolio of investments—October 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Large Cap Core Fund | 5

Notes to portfolio of investments—October 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$52,046,531	$0	$0	$52,046,531
Consumer discretionary	52,394,582	0	0	52,394,582
Consumer staples	21,517,000	0	0	21,517,000
Energy	23,841,329	0	0	23,841,329
Financials	59,848,594	0	0	59,848,594
Health care	67,017,869	0	0	67,017,869
Industrials	54,901,690	0	0	54,901,690
Information technology	164,058,493	0	0	164,058,493
Materials	12,202,220	0	0	12,202,220
Real estate	17,772,459	0	0	17,772,459
Short-term investments
Investment companies	3,099,037	0	0	3,099,037
	528,699,804	0	0	528,699,804
Futures contracts	7,842	0	0	7,842
Total assets	$528,707,646	$0	$0	$528,707,646
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of October 31, 2024, $414,000 was segregated as cash collateral for these open futures contracts.
At October 31, 2024, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Large Cap Core Fund